Operating segments - Summary of single operating segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Disclosure of operating segments [line items]
Revenue	$ 63,216	$ 45,217
RxCrossroads
Disclosure of operating segments [line items]
Revenue	60,853	44,548
Others
Disclosure of operating segments [line items]
Revenue	$ 2,363	$ 669